Investments - Additional Information (Detail) - USD ($) $ in Millions		1 Months Ended
	Dec. 31, 2022	Aug. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022
Bear Creek [member] | Convertible Debenture [Member]
Investments with investee names [line items]
Convertible promissory note receivable					$ 22.5
Lendings, interest rate					6.00%
Lendings, maturity					three years
Sandbox [member] | Secured Convertible Promissory Note [Member]
Investments with investee names [line items]
Lendings, maturity			10 years
Sandbox [member] | Secured Convertible Promissory Note [Member] | Principal Value [Member]
Investments with investee names [line items]
Convertible promissory note receivable			$ 31.4
Sandbox [member] | Secured Convertible Promissory Note [Member] | Fair Value [Member]
Investments with investee names [line items]
Convertible promissory note receivable	$ 14.7
Horizon Copper [member]
Investments with investee names [line items]
Promissory note receivable				$ 33.8
Horizon Copper [member] | Convertible Debenture [Member]
Investments with investee names [line items]
Lendings, maturity		10 years
Interest Holiday		3-year
Days in volume weighted average price used to determine settlement amount of convertible debenture		20 days
Maximum ownership interest in associate on settlement of debenture		34.00%
Horizon Copper [member] | Convertible Debenture [Member] | Principal Value [Member]
Investments with investee names [line items]
Convertible promissory note receivable		$ 95.0
Horizon Copper [member] | Convertible Debenture [Member] | Fair Value [Member]
Investments with investee names [line items]
Convertible promissory note receivable	$ 70.3	$ 68.3
Horizon Copper [member] | Convertible Debenture [Member] | Secured Overnight Financing Rate [Member]
Investments with investee names [line items]
Lendings, adjustment to interest rate basis		2.00%
Lendings, interest rate basis		SOFR
Hod maden associate [member] | Horizon Copper [member]
Investments with investee names [line items]
Percentage of sale equity interest in associate		30.00%